Discontinued operations	12 Months Ended
Dec. 31, 2013
Discontinued operations [Abstract]
Discontinued operations

Note 16 - Discontinued operations:

Management decided to cease operations for the following entities: One Atlantic City (2012), STKout Midtown (2013), BBCLV (2013) and Heraea (2013).

Summarized operating results related to these entities are included in discontinued operations in the accompanying consolidated statements of operations and comprehensive loss for the years ended December 31, 2013 and 2012:

	Years ended December 31,
	2013	2012
Revenue	$1,802,832	$3,544,070
Costs and expenses	7,182,449	8,435,397
Loss from discontinued operations	(5,379,617)	(4,891,327)
Loss from impairment charge	-	(5,133,552)

Net loss from discontinued operations	$(5,379,617)	$(10,024,879)